Long-Term Investments, Net (Details) - Schedule of long-term investments, net - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable equity securities:
Long term investment balance	$ 34,545,413	$ 34,589,767	$ 25,496,534
Net carrying value	$ 34,545,838	$ 37,033,360	$ 33,292,013
Investment C [Member]
Marketable equity securities:
Ownership interest	0.00%	0.46%	0.47%
Long term investment balance	$ 425	$ 2,443,593	$ 7,795,479
Investment A [Member]
Marketable equity securities:
Ownership interest	8.37%	8.37%	3.55%
Long term investment balance	$ 5,737,714	$ 5,717,678	$ 5,790,115
Investment B [Member]
Marketable equity securities:
Ownership interest	3.63%	3.63%	3.30%
Long term investment balance	$ 510,263	$ 513,000	$ 1,270,848
Investment D [Member]
Marketable equity securities:
Ownership interest	4.49%	4.92%	5.11%
Long term investment balance	$ 16,398,730	$ 16,030,943	$ 17,912,302
Investment E [Member]
Marketable equity securities:
Ownership interest	4.00%	4.00%	4.00%
Long term investment balance	$ 519,769	$ 522,557	$ 523,269
Investment F [Member]
Marketable equity securities:
Ownership interest	4.00%	4.00%
Long term investment balance	$ 11,378,937	$ 11,805,589